Schedule of joint operations property plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OperationsLineItems [Line Items]
Joint operations	R$ 1,300,564	R$ 1,349,434
HPP Mau&amp;amp;amp;amp;#63; (Cons&amp;amp;amp;amp;#63;rcio Energ&amp;amp;amp;amp;#63;tico Cruzeiro do Sul)
OperationsLineItems [Line Items]
Share	51.00%
Joint operations	R$ 616,661	649,290
HPP Mau&amp;amp;amp;amp;#63; (Cons&amp;amp;amp;amp;#63;rcio Energ&amp;amp;amp;amp;#63;tico Cruzeiro do Sul) | In service
OperationsLineItems [Line Items]
Joint operations	859,926	859,917
HPP Mau&amp;amp;amp;amp;#63; (Cons&amp;amp;amp;amp;#63;rcio Energ&amp;amp;amp;amp;#63;tico Cruzeiro do Sul) | In progress
OperationsLineItems [Line Items]
Joint operations	20,527	24,827
Accumulated depreciation | In service
OperationsLineItems [Line Items]
Joint operations	R$ (263,792)	(235,454)
Annual average depreciation rate	3.43%
Accumulated depreciation | In progress
OperationsLineItems [Line Items]
Joint operations	R$ (64,519)	(41,803)
Annual average depreciation rate	3.29%
HPP Baixo Igua&amp;amp;amp;amp;#63;u
OperationsLineItems [Line Items]
Share	30.00%
Joint operations	R$ 683,903	700,144
HPP Baixo Igua&amp;amp;amp;amp;#63;u | In service
OperationsLineItems [Line Items]
Joint operations	692,395	691,833
HPP Baixo Igua&amp;amp;amp;amp;#63;u | In progress
OperationsLineItems [Line Items]
Joint operations	R$ 56,027	R$ 50,114